CONVERTIBLE SENIOR NOTES AND CALL OPTIONS (Details)		12 Months Ended
	Feb. 01, 2017	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 CNY (¥)	May 17, 2019 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Jul. 17, 2017 CNY (¥)	Jan. 24, 2014 USD ($)
Debt Instrument [Line Items]
Aggregate principal amount							¥ 300,000,000				¥ 300,000,000
Debt Instrument, Interest Rate, Stated Percentage											7.37%
2019 Notes
Debt Instrument [Line Items]
Aggregate principal amount | $						$ 1,000						$ 150,000,000
Debt Instrument, Interest Rate, Stated Percentage												4.00%
Convertible debt, conversion rate		21.8221
Convertible debt, conversion price | $ / shares						$ 45.83
Debt covenant, ownership interest threshold						50.00%	50.00%
Face value of notes repurchased | $					$ 88,900,000	$ 10,200			$ 61,100,000
Percentage of notes repurchased	100.00%	0.00%		40.70%	59.30%
Percentage of price redeemed at		100.00%		100.00%	96.00%
Foreign exchange gain (loss)		¥ 0	¥ 68,632	¥ 65,342
Gain (loss) from change in fair value of convertible senior notes		0	0	845,071
Unrealized Gain (Loss) on Derivatives		¥ 0	0	¥ 0
Percentage Of principal Amount		100.00%
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed	100.00%	0.00%		40.70%	59.30%
2024 Convertible Notes
Debt Instrument [Line Items]
Aggregate principal amount | $						$ 1,000		$ 85,000,000
Debt Instrument, Interest Rate, Stated Percentage								4.50%
Convertible debt, conversion rate		52.0833
Convertible debt, conversion price | $ / shares						$ 19.20
Debt covenant, ownership interest threshold						50.00%	50.00%
Percentage of notes repurchased		100.00%
Fair value of convertible notes			7,675,500				¥ 566,617			¥ 728,215,869
Foreign exchange gain (loss)			¥ 21,089,777	¥ 114,149,092
Percentage Of principal Amount		100.00%
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed		100.00%